Operating Segments	9 Months Ended
Sep. 30, 2026
Operating Segments [Abstract]
Operating Segments

Note 4:- Operating Segments

a.	General:

The company has two operating segments, as follows:

Proprietary Products	-	Manufacturing, sales and distribution of plasma-derived protein therapeutics and normal source plasma.

Distribution	-	Distribute imported drug products in Israel and MENA region, which are manufactured by third parties.

b.	Reporting on operating segments:

	Nine months period ended September 30, 2026
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$128,111	$24,084	$152,195
Gross profit	$61,187	$3,731	$64,918
Unallocated corporate expenses			(38,084)
Finance expenses, net			(1,547)
Income before taxes on income			$25,287

	Nine months period ended September 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$117,976	$17,806	$135,782
Gross profit	$56,512	$2,928	$59,440
Unallocated corporate expenses			(36,758)
Finance expenses, net			(3,949)
Income before taxes on income			$18,733

	Three months period ended September 30, 2026
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$44,185	$7,849	$52,034
Gross profit	$22,067	$1,268	$23,335
Unallocated corporate expenses			(12,964)
Finance expenses, net			(664)
Income before taxes on income			$9,707

	Three months period ended September 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$39,523	$7,487	$47,010
Gross profit	$18,639	$1,123	$19,762
Unallocated corporate expenses			(11,946)
Finance expenses, net			(1,449)
Income before taxes on income			$6,367

b.	Reporting on operating segments:

	Year Ended December 31, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands

Revenues	$156,206	$24,254	$180,460
Gross profit	$72,278	$4,129	$76,407
Unallocated corporate expenses			(50,174)
Finance expenses, net			(2,766)
Income before taxes on income			$23,467

c.	Reporting on operating segments by geographic region:

	Nine months period ended September 30, 2026
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$85,543	$-	$85,543
Israel	4,238	24,084	28,322
Latin America	18,407	-	18,407
Europe	9,335	-	9,335
Canada	8,113	-	8,113
Asia	1,059	-	1,059
Others	1,416	-	1,416
	$128,111	$24,084	$152,195

c.	Reporting on operating segments by geographic region:

	Nine months period ended September 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$79,230	$-	$79,230
Israel	4,746	17,806	22,552
Latin America	16,324	-	16,324
Canada	7,982	-	7,982
Europe	6,310	-	6,310
Asia	3,362	-	3,362
Others	22	-	22
	$117,976	$17,806	$135,782

	Three months period ended September 30, 2026
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$28,152	$-	$28,152
Latin America	8,997	-	8,997
Israel	*(332)	7,849	7,517
Europe	4,424	-	4,424
Canada	2,580	-	2,580
Asia	120	-	120
Others	244	-	244
	$44,185	$7,849	$52,034

*	The Company recorded a non-cash revenue reversal of $935 thousand in the third quarter of 2026, which was associated with sales recorded in the second quarter of 2026, related to revision of estimated product returns.

	Three months period ended September 30, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$23,736	$-	$23,736
Israel	1,710	7,487	9,197
Latin America	6,443	-	6,443
Europe	3,858	-	3,858
Canada	2,386	-	2,386
Asia	1,390	-	1,390
Others	-	-	-
	$39,523	$7,487	$47,010

	Year ended December 31, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A	$99,644	$-	$99,644
Israel	5,309	24,254	29,563
Latin America	24,223	-	24,223
Canada	10,805	-	10,805
Europe	9,449	-	9,449
Asia	6,720	-	6,720
Others	56	-	56
	$156,206	$24,254	$180,460